Other long-term liabilities - Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Opening balance	$ 43,291	$ 44,166
Obligation assumed from business acquisition and constructed projects	3,226	225
Retirement activities	(443)	(5,130)
Accretion	2,148	1,974
Change in cash flow estimates	5,657	2,056
Closing balance	$ 53,879	$ 43,291